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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   MARCH 31, 2000

Check here if Amendment [   ]; Amendment Number: __
      This Amendment [Check only one.]:    [   ]  is a restatement
                                           [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:        BVF Inc.
           ------------
Address:     227 West Monroe Street, Suite 4800
           --------------------------------------
             Chicago, Illinois  60606
           ----------------------------

Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark N. Lampert
         -----------------
Title:   President
         -----------
Phone:   (312) 263-7777
         ----------------

Signature, Place and Date of Signing:

   /s/ Mark N. Lampert     San Francisco, California            5/12/00
   -----------------------------------------------------------------------
     [Signature]                 [City, State]                   [Date]

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).


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[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:

Number of Other Included Managers:         1
                                        -----------------------
Form 13F Information Table Entry Total:    22
                                        ------------------------
Form 13F Information Table Value Total:    $189,784
                                        ------------------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number      Name

           1.              28-6770                    BVF PARTNERS L.P.
          ---                 ----                   ------------------------

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                                                               FORM 13F                                               (SEC USE ONLY)

                                                  Name of Reporting Manager: BVF Inc.

            Column 1:           Column 2:    Column 3:  Column 4:          Column 5:     Column 6:  Column 7:         Column 8:
         Name of Issuer          Title of      CUSIP      Value                         Investment    Other       Voting Authority
                                  Class                 (x$1000)                        Discretion  Managers


                                                                      Shrs   Sh/   Put/                          Sole   Shared  None
                                                                       Prn   Prn   Call
Advanced Magnetics Inc.        Com         00753P103     8,605     997,633   Sh          Defined        1       997,633
Ariad Pharmaceuticals          Warrant     04033A100       153      19,400   Sh          Defined        1        19,400
Arqule Inc.                    Com         04269E107    19,903   1,474,305   Sh          Defined        1     1,474,305
Autoimmune Inc.                Com         052776101     5,204   2,312,709   Sh          Defined        1     2,312,709
Biocryst Pharmaceuticals, Inc. Com         09058V103     4,985     182,500   Sh          Defined        1       182,500
Cortech Inc.                   Com         22051J308     2,856     317,283   Sh          Defined        1       317,283
Corvas Int'l Inc.              Com         221005101     8,946     813,289   Sh          Defined        1       813,289
Epimmune Inc.                  Com         29425Y101     3,380     454,500   Sh          Defined        1       454,500
Flamel Technologies            Com         338488109     3,859     812,500   Sh          Defined        1       812,500
Sponsored ADR
Incyte Pharmaceuticals         Com         45337C102       472        5400   Sh          Defined        1          5400
Magainin Pharmaceuticals Inc.  Com         559036108        59      12,514   Sh          Defined        1        12,514
Microcide Pharmaceuticals Inc. Com         595018102    13,480   1,036,907   Sh          Defined        1     1,036,907
Neurocrine Bioscience Inc.     Com         64125C109    10,867     467,400   Sh          Defined        1       467,400
Neurogen Corp.                 Com         64124E106    39,596   1,282,449   Sh          Defined        1     1,282,449
OSI Pharmaceuticals Inc.       Com         671040103    42,522   2,180,591   Sh          Defined        1     2,180,591
QLT Phototherapeutics Inc.     Com         746927102     2,213      40,058   Sh          Defined        1        40,058
Synaptic Pharmaceutical Corp.  Com         87156R109     8,053   1,110,783   Sh          Defined        1     1,110,783
Visable Genetics Inc.          Com         92829S104       233        6300   Sh          Defined        1          6300
Glaxo Wellcome PLC             Com         37733W105    14,328        2500   Sh   Put    Defined        1          2500
Sponsored ADR
Johnson & Johnson              Com         478160954        70          10   Sh   Put    Defined        1            10
                                                       189,784
TOTAL
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